Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	17,234.88
Total Transaction Valuation	124,800,000.00
Total Offset Amount	0.00
Net Fee	$ 17,234.88
Offering Table N/A
Offset Table N/A	N/A